Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Measurement of Fair Values (Details) - $ / shares	Apr. 15, 2024	Jul. 05, 2023	Jan. 24, 2023	Nov. 29, 2022	Jul. 18, 2022	Mar. 31, 2022
4 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 5.19	$ 3.74				$ 5.02
Share price at grant date in USD (in Dollars per share)	10.44	6				8.62
Exercise price in USD (in Dollars per share)	$ 10.44	$ 6				$ 8.62
Expected volatility in %	59.66%	82.81%				78.46%
Expected life in years	4	4				4
Expected dividends in %	0.00%	0.00%				0.00%
Risk-free interest rate in %	4.34%
3 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 4.6	$ 3.29				$ 4.52
Share price at grant date in USD (in Dollars per share)	10.44	6				8.62
Exercise price in USD (in Dollars per share)	$ 10.44	$ 6				$ 8.62
Expected volatility in %	60.65%	81.30%				80.26%
Expected life in years	3	3				3
Expected dividends in %	0.00%	0.00%				0.00%
Risk-free interest rate in %	4.41%
2 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 4.29	$ 2.28				$ 3.87
Share price at grant date in USD (in Dollars per share)	10.44	6				8.62
Exercise price in USD (in Dollars per share)	$ 10.44	$ 6				$ 8.62
Expected volatility in %	70.53%	64.25%				82.57%
Expected life in years	2	2				2
Expected dividends in %	0.00%	0.00%				0.00%
Risk-free interest rate in %	4.62%
1 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)	$ 2.9	$ 1.59				$ 2.26
Share price at grant date in USD (in Dollars per share)	10.44	6				8.62
Exercise price in USD (in Dollars per share)	$ 10.44	$ 6				$ 8.62
Expected volatility in %	66.12%	62.66%				65.97%
Expected life in years	1	1				1
Expected dividends in %	0.00%	0.00%				0.00%
Risk-free interest rate in %	5.01%
3,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)					$ 3.91
Share price at grant date in USD (in Dollars per share)					6.72
Exercise price in USD (in Dollars per share)					$ 6.72
Expected volatility in %					79.73%
Expected life in years					3.7
Expected dividends in %					0.00%
2,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)					$ 3.44
Share price at grant date in USD (in Dollars per share)					6.72
Exercise price in USD (in Dollars per share)					$ 6.72
Expected volatility in %					80.53%
Expected life in years					2.7
Expected dividends in %					0.00%
1,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)					$ 2.67
Share price at grant date in USD (in Dollars per share)					6.72
Exercise price in USD (in Dollars per share)					$ 6.72
Expected volatility in %					76.83%
Expected life in years					1.7
Expected dividends in %					0.00%
0,7 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)					$ 1.63
Share price at grant date in USD (in Dollars per share)					6.72
Exercise price in USD (in Dollars per share)					$ 6.72
Expected volatility in %					71.97%
Expected life in years					0.7
Expected dividends in %					0.00%
3,34 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)				$ 2.99
Share price at grant date in USD (in Dollars per share)				5.25
Exercise price in USD (in Dollars per share)				$ 5.25
Expected volatility in %				80.80%
Expected life in years				3.34
Expected dividends in %				0.00%
2,34 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)				$ 2.6
Share price at grant date in USD (in Dollars per share)				5.25
Exercise price in USD (in Dollars per share)				$ 5.25
Expected volatility in %				82.10%
Expected life in years				2.34
Expected dividends in %				0.00%
1,34 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)				$ 1.73
Share price at grant date in USD (in Dollars per share)				5.25
Exercise price in USD (in Dollars per share)				$ 5.25
Expected volatility in %				69.24%
Expected life in years				1.34
Expected dividends in %				0.00%
0,33 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)				$ 0.8
Share price at grant date in USD (in Dollars per share)				5.25
Exercise price in USD (in Dollars per share)				$ 5.25
Expected volatility in %				64.72%
Expected life in years				0.33
Expected dividends in %				0.00%
3,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)			$ 1.84
Share price at grant date in USD (in Dollars per share)			3.21
Exercise price in USD (in Dollars per share)			$ 3.21
Expected volatility in %			83.34%
Expected life in years			3.18
Expected dividends in %			0.00%
2,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)			$ 1.48
Share price at grant date in USD (in Dollars per share)			3.21
Exercise price in USD (in Dollars per share)			$ 3.21
Expected volatility in %			77.63%
Expected life in years			2.18
Expected dividends in %			0.00%
1,18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)			$ 1
Share price at grant date in USD (in Dollars per share)			3.21
Exercise price in USD (in Dollars per share)			$ 3.21
Expected volatility in %			68.58%
Expected life in years			1.18
Expected dividends in %			0.00%
0.18 years [Member]
Schedule of Measurement of Fair Values [Line Items]
Fair value at grant date in USD (in Dollars per share)			$ 0.35
Share price at grant date in USD (in Dollars per share)			3.21
Exercise price in USD (in Dollars per share)			$ 3.21
Expected volatility in %			62.02%
Expected life in years			0.18
Expected dividends in %			0.00%